Commitments and Contingencies - PIPE Financing (Private Placement) (Details) - PIPE financing - CIK0001838821_ARYA Sciences Acquisition Corp IV - USD ($)	Jul. 31, 2024	Feb. 13, 2024
PIPE Financing (Private Placement)
Principal amount		$ 45,000,000
Additional investment to debt		$ 8,100,000
Share price (in dollars per share)		$ 10
Number of common shares, right to receive (in shares)		1
Exercise price of pre-funded warrants (In dollars per share)		$ 0.01
Subsequent event
PIPE Financing (Private Placement)
Unrestricted cash required to be maintained	$ 32,129,000
Commitment to fund convertible security financing	7,500,000
Transaction expense payable	14,300,000
Increase in commitment to fund convertible security financing	$ 9,000,000
Shares to be issued for increase in commitment	1,080,000
Increase in ownership percentage of perceptive PIPE investor and initial shareholders	2.60%
Maximum
PIPE Financing (Private Placement)
Additional financing being raised prior to closing		$ 1,070,575
2023 Bridge Financing Notes
PIPE Financing (Private Placement)
Principal amount		$ 23,000,000